Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Changes in Common Shares Issued According to the Exchange Ratio

The following table shows a reconciliation between the composition of the share capital of CNH Industrial N.V. at September 30, 2013 on the basis of the shares issued according to the exchange ratios with Fiat Industrial and CNH Global shares upon the completion of the mergers, and the composition of the share capital of CNH Industrial at December 31, 2014 and 2013:

(number of shares)	Common shares pre-merger		CNH Industrial N.V. common shares		CNH Industrial N.V.special voting shares		Total CNH Industrial N.V. shares
Fiat Industrial S.p.A. common shares	1,222,560,247	(a)	1,222,560,247	(*)	451,262,083	(**)	1,673,822,330
CNH Global N.V. common shares (non-controlling interests)	32,995,696		126,307,525	(*)	23,212,193	(**)	149,519,718
Total CNH Industrial N.V. shares at September 30, 2013			1,348,867,772		474,474,276		1,823,342,048
Capital increase			1,205,758		—		1,205,758
Retirement of special voting shares			—		(5,479,890)		(5,479,890)
Total CNH Industrial N.V. shares at December 31, 2013			1,350,073,530		468,994,386		1,819,067,916
Capital increase			5,246,110		—		5,246,110
Retirement of special voting shares			—		(53,594,883)		(53,594,883)
Total CNH Industrial N.V. shares at December 31, 2014			1,355,319,640		415,399,503		1,770,719,143

(a)	Total n. 1,222,568,882 Fiat Industrial S.p.A. common shares are shown net of 8,635 treasury shares that have been cancelled at the closing of the merger.
(*)

Allotted on the basis of the established exchange ratios of one common share of CNH Industrial N.V. for each share of Fiat Industrial S.p.A. and 3.828 common shares of CNH Industrial N.V for each share of CNH Global N.V.

(**)	Allotted to eligible Fiat Industrial N.V. and CNH Global N.V. shareholders who had elected to receive special voting shares.